Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions (Series ACPS Derivative Liability [Member])	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2013	Nov. 26, 2013	Dec. 31, 2012
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate		0.07%	0.15%
Expected remaining term		29 days	328 days
Expected volatility		175.31%	127.94%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate	0.08%		0.11%
Expected remaining term	109 days		200 days
Expected volatility	115.56%		123.55%
Maximum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate	0.12%		0.15%
Expected remaining term	240 days		328 days
Expected volatility	128.08%		127.94%